Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Each Subsidiary are before Intercompany Eliminations
The following tables show the financial information of consolidated companies not entirely controlled by the Group, as required by IFRS 12. The amounts disclosed for each subsidiary are before intercompany eliminations and at and for the years ended December 31, 2021 and 2020.

	At and for the year ended December 31, 2021
(Functional currency thousands)	Group’s percentage interest	Non- controlling interest percentage	Functional currency	Total assets	Total equity	Net revenues	Net income / (loss)	Dividends paid to non- controlling shareholders
Company
Thom Browne Inc.	90%	10%	USD	233,472	129,244	312,311	35,703	—
Ermenegildo Zegna Vietnam LLC	77%	23%	VTD	59,619,650	(65,153,441)	34,267,609	(3,987,259)	—
Ermenegildo Zegna Madrid S.A.	70%	30%	EUR	3,627	1,925	2,241	(96)	—
Gruppo Dondi S.p.A.	65%	35%	EUR	33,459	18,475	37,617	4,783	(182)
E. Z. Thai Holding Ltd	49%	51%	THB	12,979	328	—	(121)	—
Bonotto S.p.A.	60%	40%	EUR	21,482	9,030	17,674	1,840	—
Tessitura Ubertino S.r.l.	60%	40%	EUR	12,221	8,786	5,625	561	—
Cappellificio Cervo S.r.l.	51%	49%	EUR	1,498	757	1,315	(35)	—
Zegna South Asia Private LTD	51%	49%	INR	871,210	123,709	281,592	21,891	—
Zegna Gulf Trading LLC	49%	51%	AED	125,086	921	137,355	30,783	—

	At and for the year ended December 31, 2020
(Functional currency thousands)	Group’s percentage interest	Non- controlling interest percentage	Functional currency	Total assets	Total equity	Net revenues	Net income / (loss)	Dividends paid to non- controlling shareholders
Company
Thom Browne Inc.	85%	15%	USD	157,679	105,890	203,859	24,275	—
Gruppo Dondi S.p.A.	65%	35%	EUR	24,590	21,321	27,199	1,147	(354)
Bonotto S.p.A.	60%	40%	EUR	22,345	7,143	20,526	(366)	(216)
Lanificio Ermenegildo Zegna e Figli S.p.A.	90%	10%	EUR	42,855	27,077	52,945	6,048	(1,116)
Ermenegildo Zegna Madrid S.A.	70%	30%	EUR	2,935	2,935	2,051	(29)	(45)
Zegna South Asia Private LTD	51%	49%	INR	654,611	103,020	216,675	(13,372)	—
Ermenegildo Zegna Vietnam LLC	77%	23%	VTD	36,801,969	(61,223,291)	28,519,833	(2,520,357)	—
Zegna Gulf Trading LLC	49%	51%	AED	91,261	(29,810)	57,826	(9,600)	—
Achill Land Pty Ltd.	60%	40%	AUD	11,749	10,200	n.a.	n.a.	—